Net Investment in Direct Financing Leases (Tables)	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Components Of Net Investment In Direct Financing Leases
The following table lists the components of the net investment in direct financing leases:

	December 31,
	2018	2017
Total minimum lease payments to be received	$195,280	$215,884
Unamortized initial direct costs	801	950
Less unearned income	(70,735)	(83,918)
Net investment in direct financing leases	125,346	132,916
Less current portion (included in other current assets)	(8,421)	(7,633)
Long-term portion of net investment in direct financing leases	$116,925	$125,283